Summary of Net Sales Estimated by End Markets (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Revenue, Major Customer [Line Items]
Total Net Sales		$ 399,184	$ 416,207	$ 1,287,592	$ 1,215,116	$ 814,213	$ 1,617,640
Predecessor
Revenue, Major Customer [Line Items]
Total Net Sales	$ 74,081							$ 579,401
Consumer Business
Revenue, Major Customer [Line Items]
Total Net Sales		199,578	204,990	659,664	609,393	367,895	815,882
Consumer Business | Predecessor
Revenue, Major Customer [Line Items]
Total Net Sales	26,094							220,901
Healthcare
Revenue, Major Customer [Line Items]
Total Net Sales		166,791	176,469	474,604	485,528	330,018	643,982
Healthcare | Predecessor
Revenue, Major Customer [Line Items]
Total Net Sales	20,929							191,400
Multi - Media
Revenue, Major Customer [Line Items]
Total Net Sales		$ 32,815	$ 34,748	$ 153,324	$ 120,195	$ 116,300	$ 157,776
Multi - Media | Predecessor
Revenue, Major Customer [Line Items]
Total Net Sales	$ 27,058							$ 167,100